Recapitalization (Tables)	3 Months Ended
Mar. 31, 2023
Recapitalization [Abstract]
Schedule of reconciles the elements of the business combination
Cash-trust and cash, net of redemptions	2,235,551
Less: transaction costs and advisory fees, paid	(2,030,677)
Net proceeds from the Business Combination	204,874
Less: transaction costs and advisory fees, accrued	(12,947,639)
Less: public and private placement warrants	(2,296,333)
Less: promissory note and working capital loan	(1,795,280)
Less: others, net	(445,535)
Reverse recapitalization, net	(17,279,913)

Schedule of number of shares of common stock issued ofconsummation of the business combination
KludeIn Class A common stock, outstanding prior to the Business Combination	10,404,394
Less: Redemption of KludeIn Class A common stock	(10,205,269)
Class A common stock of KludeIn	199,125
KludeIn Class B common stock, outstanding prior to the Business Combination	4,075,000
Business Combination shares	4,274,125
Near Holding Shares	42,109,018
Common stock immediately after the Business Combination	46,383,143

Schedule of number of near holdings shares was determined
	Near Intelligence Inc. Shares	Near Intelligence Inc Shares after conversion ratio
Common stock	77,057.894	8,296,074
Convertible preferred stock	307,298.151	33,083,858
Settlement on vesting of restricted share units (see Note 12)	6,773.000	729,086
Total	391,129.045	42,109,018